Trade and Other Receivables - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Chelsea Securities SA [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Accounts receivable	$ 34,980
Chelsea Securities SA [Member] | Gross carrying amount [member]
Disclosure of Trade and Other Accounts Receivables [line items]
Accounts receivable	11,409
Grupo Aeromar SA [Member]
Disclosure of Trade and Other Accounts Receivables [line items]
Accounts receivable	$ 34,980